RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

11. RELATED PARTY BALANCES AND TRANSACTIONS

Below summarizes the major related parties and their relationships with the Group, and the nature of their services provided to/by the Group:

Name of related parties	Relationship with the Group	Major transaction with the Group
Beijing Jiufu Weiban Technology Limited (“9F Weiban”)	Equity method investee (until January 2019)	Consulting services and related party loans
Beijing WeCash Qiyi Technology Limited (“WeCash Qiyi”)	Equity method investee (until February 2018)	Borrower acquisition and referral services
Huoerguosi Wukong Digital Technology Limited (“Huoerguosi”)	Entity controlled by Sun, Lei (until November 2018)	Advertising services
WeCash Xiangshan Information Technology Limited (“WeCash Xiangshan”)	Subsidiary of equity method investee	Credit inquiry services
Shenzhen Boya	Equity method investee (until May 2019)	Borrower acquisition and referral services
Kashi Boya Chengxin Internet Technology Limited (“Kashi Boya”)	Subsidiary of equity method investee (until May 2019)	Borrower acquisition and referral services
Shenzhen Lingxian	Equity method investee (until December 2019)	Prepayment for merchandise
Shanghai Jiutai Financial Information Services Limited (“Shanghai Jiutai”)	Entity controlled by Liu, Lei	Related party loan
CSJ Golden Bull	Equity method investee	Investors acquisition, referral services, and related party loan
Beijing Shunwei Wealth Technology Limited (“Beijing Shunwei”)	Equity method investee (until June 2019)	Borrower acquisition and referral services
Beijing Jiujia Wealth Management Limited (“Beijing Jiujia”)	Equity method investee (until January 2018)	Investors acquisition and referral services and related party loan
Yoquant	Equity method investee (until January 2019)	Consulting services
Zhejiang Lingchuang Food Limited	Subsidiary of equity method investee (until December 2019)	Deposit
Qu, Jiachun	Principal shareholder of the Group	Related party loan
Ren, Yifan	Director of the Group	Related party loan

Name of related parties	Relationship with the Group	Major transaction with the Group
Liu, Lei	President	Related party loan
Zhuhai Hengqin Flash Cloud Payment Information Technolgy Limited (“Zhuhai Hengqin Payment”)	Entity controlled by Sun, Lei	Payment processing service
Huoerguosi Flash Cloud Payment Information Technology Limited (“Huoerguosi Payment”)	Entity controlled by Sun, Lei	Payment processing service
Nanjing Lefang	Investee with significant influence	Borrower acquisition and referral services purchased by the Group, consulting service provided to Nanjing Lefang by the Group, and related party loan
Shanghai Qiuzhi Information Technology Limited (“Shanghai Qiuzhi”)	Equity method investee (from May 2019)	Borrower acquisition and referral services
Beijing Jiuzao Technology Limited(“Beijing Jiuzao”)	Entity controlled by Sun, Lei (from December 2019)	Borrower acquisition and referral services

Hangzhou Shuyun Gongjin Technology Limited (“Hangzhou Shuyun”)	Entity controlled by Sun, Lei	Credit inquiry services
Chen, Lixing	Vice President	Related party loan
Nine F Capital Limited (“Nine F”)	Entity owned by Sun, Lei	Related party loan
Lin, Yanjun	Chief Financial Officer of the Group	Related party loan
Sun, Lei	Chief Executive Officer of the Group	Related party loan

During the six months ended June 30, 2021, nil service were provided by or to the related parties. Details of related party balances as of December 31, 2020 and June 30,2021 are as follows:

(1)	Amounts due to related parties

	December 31,	June 30,
	2020	2021
	RMB	RMB
Zhuhai Hengqin Payment	4,731	4,731
Nanjing Lefang	18,834	18,834
Hangzhou Shuyun	18	18
Beijing Jiuzao	182	—
Niche Global Fintech Corporation Limited	1,524	7
Total	25,289	23,590

11.	RELATED PARTY BALANCES AND TRANSACTIONS

The Group accounts for related party transactions based on various services agreements. Below summarizes the major related parties and their relationships with the Group, and the nature of their services provided to/by the Group:

Name of related parties	Relationship with the Group	Major transaction with the Group
Beijing Jiufu Weiban Technology Limited (“9F Weiban”)	Equity method investee (until January 2019)	Consulting services and related party loans
Beijing WeCash Qiyi Technology Limited (“WeCash Qiyi”)	Equity method investee (until February 2018)	Borrower acquisition and referral services
Huoerguosi Wukong Digital Technology Limited (“Huoerguosi”)	Entity controlled by Sun, Lei (until November 2018)	Advertising services
WeCash Xiangshan Information Technology Limited (“WeCash Xiangshan”)	Subsidiary of equity method investee	Credit inquiry services
Shenzhen Boya	Equity method investee (until May 2019)	Borrower acquisition and referral services
Kashi Boya Chengxin Internet Technology Limited (“Kashi Boya”)	Subsidiary of equity method investee (until May 2019)	Borrower acquisition and referral services
Shenzhen Lingxian	Equity method investee (until December 2019)	Prepayment for merchandise
Shanghai Jiutai Financial Information Services Limited (“Shanghai Jiutai”)	Entity controlled by Liu, Lei	Related party loan
CSJ Golden Bull	Equity method investee	Investors acquisition, referral services, and related party loan
Beijing Shunwei Wealth Technology Limited (“Beijing Shunwei”)	Equity method investee (until June 2019)	Borrower acquisition and referral services
Beijing Jiujia Wealth Management Limited (“Beijing Jiujia”)	Equity method investee (until January 2018)	Investors acquisition and referral services and related party loan
Yoquant	Equity method investee (until January 2019)	Consulting services
Zhejiang Lingchuang Food Limited	Subsidiary of equity method investee (until December 2019)	Deposit
Qu, Jiachun	Principal shareholder of the Group	Related party loan
Ren, Yifan	Director of the Group	Related party loan
Liu, Lei	President	Related party loan
Zhuhai Hengqin Flash Cloud Payment Information Technolgy Limited (“Zhuhai Hengqin Payment”)	Entity controlled by Sun, Lei	Payment processing service
Huoerguosi Flash Cloud Payment Information Technology Limited (“Huoerguosi Payment”)	Entity controlled by Sun, Lei	Payment processing service
Nanjing Lefang	Investee with significant influence	Borrower acquisition and referral services purchased by the Group, consulting service provided to Nanjing Lefang by the Group, and related party loan
Shanghai Qiuzhi Information Technology Limited (“Shanghai Qiuzhi”)	Equity method investee (from May 2019)	Borrower acquisition and referral services
Beijing Jiuzao Technology Limited(“Beijing Jiuzao”)	Entity controlled by Sun, Lei (from December 2019)	Borrower acquisition and referral services
Hangzhou Shuyun Gongjin Technology Limited (“Hangzhou Shuyun”)	Entity controlled by Sun, Lei	Credit inquiry services
Chen, Lixing	Vice President	Related party loan
Nine F Capital Limited (“Nine F”)	Entity owned by Sun, Lei	Related party loan
Lin, Yanjun	Chief Financial Officer of the Group	Related party loan
Sun, Lei	Chief Executive Officer of the Group	Related party loan

Details of related party balances and transactions as of and for the years ended December 31, 2018, 2019 and 2020 are as follows:

(1)	Services provided by related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Investors and borrower acquisition and referral services:
Beijing Jiujia	9,965	—	—
Beijing Shunwei	5,133	1,221	—
Shenzhen Boya	9,781	4,696	—
Beijing Jiuzao	—	7,257	852
Nanjing Lefang	12,890	29,476	—
Shanghai Qiuzhi	—	120	49
Subtotal	37,769	42,770	901
Credit inquiry services:
WeCash Xiangshan	427	—	—
Hangzhou Shuyun	—	5,925	358
Subtotal	427	5,925	358
Payment processing service:
Zhuhai Hengqin Payment	17,808	9,175	—
Huoerguosi Payment	20,504	—	—
Subtotal	38,312	9,175	—
Others	261	20	—
Total	76,769	57,890	1,259

(2)	Services provided to related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Beijing Shunwei	3,941	—	—
Nanjing Lefang	26,386	1,994	—
Shanghai Qiuzhi	—	99	—
Shenzhen Boya	—	6	—
Kashi Boya	4,495	—	—
Others	179	—	—
Total	35,001	2,099	—

(3)	Amounts due from related parties

	December 31,	December 31,
	2019	2020
	RMB	RMB
Nine F(i)	—	—
Beijing Shunwei	—	—
9F Weiban	—	—
Lin, Yanjun	—	—
Chen, Lixing	—	—
Nanjing Lefang	50,000	—
Shenzhen Lingxian	—	—
Sun Lei	—	—
Total	50,000	—
(i)	On April 20, 2018, the Company extended a loan to Nine F of US$20 million with term of 3 years and an interest rate at the US dollar deposit rate for the same period as published by Bank of China. The purpose of the loan is to finance the purchase by Lei Sun of the ordinary shares of 9F Inc. from Yifan Ren, one of the Founders of the Company. The loan was fully repaid in August 2019.
(4)	Amounts due to related parties

	December 31,	December 31,
	2019	2020
	RMB	RMB
Zhuhai Hengqin Payment	3,125	4,731
Huoerguosi Payment	—	—
Qu, Jiachun	—	—
Ren, Yifan	—	—
Zhejiang Lingchuang Food Limited	—	—
Nanjing Lefang	18,474	18,834
Beijing Shunwei	—	—
Shenzhen Boya	—	—
Hangzhou Shuyun	883	18
Beijing Jiuzao	7,300	182
Shanghai Qiuzhi	120	—
Niche Global Fintech Corporation Limited	—	1,524
Total	29,902	25,289